Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	000-56378
Entity Registrant Name	Stellus Private Credit BDC
Entity Central Index Key	0001901037
Entity Tax Identification Number	87-6878660
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4400 Post Oak Parkway
Entity Address, Address Line Two	Suite 2200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	713
Local Phone Number	292-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false